Commitments and Contingencies - Additional Information (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease rent expense	$ 1.4	$ 1.4	$ 5.2	$ 3.7	$ 4.4
Obligations to purchase raw materials	$ 16.1		$ 12.6